SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions
The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2015, 2016 and 2017:

	December 31,
	2015	2016	2017

Dividend yield	0%	0%	0%
Volatility	48%-70%	51%-73%	53%-69%
Risk free interest	0.1%-2.40%	0.2%-2.1%	0.8%-2.2%
Early exercise multiple	2.60-3.40	2.20-3.40	2.10-2.20

Schedule of Accumulated Other Comprehensive Income, Net
The components of AOCI, were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2017	$(256)	$(7,592)	$(7,848)

Other comprehensive income before reclassifications	2,331	118	2,449
Amounts reclassified from AOCI	(1,772)	-	(1,772)

Other comprehensive income	559	118	677

Balance as of December 31, 2017	$303	$(7,474)	$(7,171)